Stockholders Equity	12 Months Ended
Dec. 31, 2025
Stockholders Equity
Stockholders' Equity

Note 18 – Stockholders’ Equity

Common shares

On May 26, 2023, the Company’s Board approved to change the authorized number of common shares from 2.5 million to 500 million.

On April 23, 2024, the Company’s Board approved to issue an unlimited number of common shares of no par value each.

On January 21, 2025, the Company’s Board approved a share consolidation of the Company’s common shares at the ratio of one-for-forty reverse split with the effective date of February 13, 2025. The Company paid cash to the holders of the fractional shares resulting from the share consolidation and cancelled an aggregate of 133 issued shares due to reverse split reconciliation.

On December 30, 2025, at the annual meeting of shareholders of the Company, shareholders of the Company approved: (a) the authorized shares of the Company be amended from an unlimited number of Shares of no par value each, to an unlimited number of Class A common shares of no par value each, with one vote per share, and an unlimited number of Class B common shares of no par value each, with fifty votes per share, by the reclassification of an unlimited number of common shares into an unlimited number of Class A common shares of no par value each, and the reclassification of an unlimited 1,142 Class A shares into Class B common shares with no par value each.

All share information included in the consolidated financial statements and notes thereto have been retroactively adjusted to reflect the reverse split.

As of December 31, 2025 and 2024, the Company had an aggregate of 6,213,730 and 1,132,658 Class A common shares issued and outstanding. As of December 31, 2025 and 2024, the Company had an aggregate of 1,142 and nil Class B common shares issued and outstanding.

Private placements

On February 21, 2023, the Company entered into a securities purchase agreement with nine individual purchasers, pursuant to which the Company agreed to sell an aggregate of 25,000 Class A common shares at a price of $ 112 per share, the net proceeds of $2,779,325 after deducting related expenses. The transaction was closed on March 22, 2023.

On June 26, 2023, the Company entered into a securities purchase agreement with six individual purchasers, pursuant to which the Company agreed to sell an aggregate of 31,000 Class A common shares at a price of $100 per share, the net proceeds of $3,055,000 after deducting related expenses. The transaction was closed on June 30, 2023.

On April 22, 2024, the Company entered into a private placement (the “April 2024 Private Placement”) and issued an aggregate of 105,000 units and pre-funded units (collectively, the “Units”) at a purchase price of $20 per unit (less $0.004 per pre-funded unit). Each Unit consists of (i) one Common Share of the Company (or one pre-funded warrant to purchase one Common Share (the “Pre-Funded Warrant”)), (ii) two Series A warrants each to purchase one Class A common shares (the “Series A Warrants”) and (iii) one Series B warrant to purchase such amount of Class A common shares as determined on the Reset Date (defined below) and in accordance with the terms therein (the “Series B Warrant” and together with the Series A Warrant, the “April 2024 Warrants”). The aggregate gross proceeds amounted to $2,100,000, for total net proceeds of $1,722,500 after deducing the costs related to the offering.

The Pre-Funded Warrant is immediately exercisable at an exercise price of $0.004 per common share and will not expire until exercised in full. The Series A Warrants will be exercisable upon issuance, will have an exercise price of $30 per Common Share (subject to certain anti-dilution and share combination event protections) and will have a term of 5.5 years from the date of issuance. The Series B Warrants, exercisable following the Reset Date, will have an exercise price of $0.004 per Common Share and will have a term of 5.5 years from the date of issuance. The exercise price and the number of Class A common shares issuable under the Series A Warrants are subject to adjustment. The number of Class A common shares issuable under the Series B Warrant will be determined following the earliest to occur of: (i) the date on which a resale registration statement covering the resale of all Registrable Securities (as defined in the Series B Warrant) has been declared effective for 11 consecutive trading days, (ii) the date on which the Purchasers may sell the Registrable Securities pursuant to Rule 144 under the Securities Act of 1933, as amended (the “Act”) for a period of 11 consecutive trading days, and (iii) twelve months and 30 days following the issuance date of the Series B Warrants (the “Reset Date”) to be determined pursuant to the lowest daily average trading price of the Class A common shares during a period of 10 trading days, subject to a pricing floor of $5.48 per Common Share.

On October 23, 2025, the Company entered into a securities purchase agreement with certain accredited investors, pursuant to which the Company agreed to sell an aggregate of 3,614,464 units at a purchase price of $1.66 per unit with gross proceeds of 6.0 million (the “October 2025 Private Placement”). Each unit consists of one Class A common share, three Series C warrants each to purchase one common share, and three Series D warrants each to purchase one Class A common share. Total net proceeds of $5,480,000 after deducing the costs related to the offering.

Warrants

(i)	November 2020 Warrants

On November 24, 2020, the Company completed an offering and issued registered warrants to investors to purchase up to 288 Class A common shares and unregistered warrants to purchase up to 344 Class A common shares. Such registered and unregistered warrants are immediately exercisable, expire five years from the date of issuance and have an exercise price of $1.404 per share. The exercise price of such warrants was reduced from $17,376 per share to $480 per share by virtue of the Company’s entry into a securities purchase agreement on March 18, 2022, further reduced to $6.448 per share on June 6, 2025, and reduced to $1.404 per share again on October 9, 2025. Management determined that November 2020 warrants upon issuance meet the requirements for equity classification under ASC 815-40 because they were indexed to its own stock. The warrants were recorded at their fair value on the date of issuance as a component of shareholders’ equity. The change in fair value of warrants immediately before and after each time the Company modifies the warrant exercise price is recorded as warrants modification expense. For the year ended December 31, 2025, the investors exercised 158 warrants with proceeds of $101 and received 86 Class A shares. All remaining warrants expired on November 23, 2025.

(ii)	Warrants issued in connection with April 2024 Private Placement

In connection with the April 2024 Private Placement, the Company issued 11,250 pre-funded warrants, in which 8,500 prefunded warrants have been exercised for the year ended December 31, 2024. In addition, the Company also issued the April 2024 Warrants, consisted of 210,000 Series A Warrants with an exercise price of $30 per common share and 105,000 Series B warrants with an exercise price of $ 0.004 per common share, all warrants have a term of 5.5 years from the date of issuance. On August 9, 2024, according to the related term specified in the agreement, the Company reset the exercise price and number of Series A warrants to $6.448 and 977,047, respectively. On August 9, 2024, the Company also reset the exercise price of Series B warrants to $6.448 and the maximum eligibility number is being determined based on the reset price, respectively. As of December 31, 2024, the excisable prefunded warrants, Series A warrants and Series B warrants outstanding was 2,750, 468,477 and nil, respectively.

On January 7, 2025, the Company entered into inducement agreements (each, an “Inducement Agreement”) with certain holders (the “Holders”) of the Company’s Series A warrants originally issued pursuant to a securities purchase agreement dated April 22, 2024 (such Series A warrants, the “Existing Warrants”). Pursuant to the Inducement Agreements, the Company agreed, as consideration for exercising all or part of the Existing Warrants held by any such Holder, to issue to such Holder one or more new Series A common share purchase warrants, exercisable for up to a number of Class A common shares equal to 150% of the number of Existing Warrants Shares issued upon exercise of the Existing Warrants pursuant to the terms of the Inducement Agreements (such warrants, the “New Warrants” and such Class A common shares issuable upon exercise thereof, the “New Warrant Shares”). Under the terms of the Inducement Agreements, the Holders may exercise the Existing Warrants subject to the beneficial ownership limitation of 4.99% (or 9.99% upon election by a Holder prior to the issuance of any New Warrants on or before January 21, 2025). If the Holder exercises all of its Existing Warrants pursuant to the Inducement Agreement, the Company will receive aggregate gross proceeds of up to approximately $2.6 million. The New Warrants are exercisable immediately following issuance and have an exercise price of $8. The New Warrants will expire 5.5 years from the date of issuance. An aggregate of 65,625 warrants was issued for these inducement agreements. The issuance of New Warrants was considered as a deemed distribution to investors with the fair value was $401,000, based on third party's valuation, and recorded as a reduction of retained earnings. Management determined that the New warrants were derivatives that were accounted for as warrant liabilities measured at fair value on a recurring basis.

During January 1, 2025 to March 10, 2025, the investors exercised 56,250 Series A warrants. On March 10, 2025, according to the related term specified in the agreement, the Company reset the exercise price and number of Series A warrants to $2.99 and 888,977, respectively, and reset the exercise price and number of New Warrants to $6.448 and 81,422, respectively. On December 23, 2025, the Company further reset the exercise price and number of Series A warrants to $0.8124 and 3,271,841, respectively. On April 3, 2026, the Company again reset the exercise price and number of Series A warrants to $0.2962 and 8,973,816, respectively.

As of December 31, 2025, there were 2,750 excisable prefunded warrants, 3,271,841 Series A warrants, no Series B warrants, and 81,422 New Warrants.

Management determined that the 2024 April Warrants and the New Warrants were derivatives that were accounted for as warrant liabilities measured at fair value on a recurring basis. The Group engaged a third-party valuation firm to perform the valuation of warrant liabilities using the Monte Carlo Model with significant unobservable inputs to measure the fair value of the warrant liability (Level 3). The major assumptions used in the Monte Carlo Model are as follows:

	April 22, 2024	December 31, 2024	December 31, 2025
Risk-free interest rate	5.39%	4.8%	3.55-3.68%
Expected life	5.5 year	4.8 year	3.8-4.6year
Share price	$25.6	$8.4	$1.0
Volatility	132%	157%	157-145%

As of December 31, 2025 and 2024, the fair value of warrant liabilities related to the April 2024 warrants amounted to $1,653,000 and $2,000,000, respectively.

(iii)	Warrants issued in connection with October 2025 Private Placement

In connection with the October 2025 Private Placement, the Company issued 10,843,392 Series C warrants each to purchase one common share, and 10,843,392 Series D warrants each to purchase one common share. The warrants are exercisable immediately upon issuance and term of three years from the date of issuance. The Series C warrants have an exercise price of $1.66 per common share. The Series D warrants have an exercise price of $1.83 per common share. The exercise price and the number of warrant shares are subject to adjustment upon the occurrence of certain events, including share combination or similar recapitalization transactions. Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own stock. The warrants were recorded at their fair value on the date of issuance as a component of shareholders’ equity.

The following table summarized the Company’s warrants activity:

	Number of warrants	Weighted average exercise price per share $ per share	Weighted average life Years

Balance of warrants outstanding as of December 31, 2022	669	1,439.20	2.79
Granted	-	-	-
Forfeited	(38)	-	-
Balance of warrants outstanding as of December 31, 2023	631	480.00	1.90
Granted	1,192,727
Exercised	(721,500)
Balance of warrants outstanding as of December 31, 2024	471,858	7.04	4.83
Granted	21,752,409	-	-
Exercised	(56,408)	-	-
Forfeited	(474)	-	-
Effect of reverse split and adjustments	2,875,412	-	-
Balance of warrants outstanding as of December 31, 2025	25,042,797	1.92	2.95

Conversion of convertible note

On June 29, 2023, the Company issued a convertible note in the principal amount of $2,160,000 to an investor. The Note was partially converted into 8,479 Class A shares with conversion prices ranging from $ 48.0-$73.92 during the year ended December 31, 2023. The fair value of the convertible note immediately prior to conversion was assessed at $438,000. The Company issued an aggregate of 222,483 Class A shares to such investor with conversion prices ranging from $5.6-$48.0 during the year ended December 31, 2024, the fair value of the convertible note immediately prior to conversion was assessed at $2,060,000. The Company issued an aggregate of 192,059 Class A shares to such investor with conversion prices ranging from $1.2-$1.8 during the year ended December 31, 2025.

Conversion of promissory note

During the year ended December 31, 2025, the Company issued 1,219,488 Class A common shares to a third party to settle a promissory note with a carrying value of $1,792,000. The fair value of these shares was $2,248,151, based on the Company’s share price. As a result, the Group recognized a loss from extinguishment of debt in the amount of $456,151 as other expense for the year ended December 31, 2025.